CONSOLIDATED STATEMENTS OF CASH FLOWS [Parenthetical] (USD $)	12 Months Ended
Dec. 31, 2014
Conversion of Stock, Amount Converted	$ 3,600,000
Investor [Member]
Conversion of Stock, Amount Converted	$ 163,000